Convertible debentures (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible debentures
Share price (CAD)	$ 5.85	$ 5.20
Conversion price (CAD)	$ 6.25	$ 6.25
Expected volatility	98.04%	100.68%
Risk free interest rate	2.78%	2.70%
Expected life (years)	3 years	2 years 11 months 12 days
Credit Spread	12.25%	12.25%
Foreign exchange rate	0.7025%	0.6952%